Accumulated other comprehensive loss (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Accumulated other comprehensive loss	$ 36,994	$ 18,353
Unrealized losses from changes in fair value of financial instruments	$ 18,641	$ 9,693	$ 3,355